Housing Loans and Deposits From Customers in the Banking Business	12 Months Ended
Mar. 31, 2012
Housing Loans and Deposits From Customers in the Banking Business
12.	Housing loans and deposits from customers in the banking business

(1)	Housing loans in the banking business:

Sony acquires and holds certain financial receivables in the normal course of business. A majority of financing receivables held by Sony consist of housing loans in the banking business and no other significant financial receivables exist.

A subsidiary in the banking business monitors the credit quality of housing loans based on the classification set by the financial conditions and the past due status of individual obligators. Past due status is monitored on a daily basis and the aforementioned classification is reviewed on a quarterly basis.

The allowance for the credit losses is established based on the aforementioned classifications and the evaluation of collateral. The amount of housing loans in the banking business and the corresponding allowance for credit losses at March 31, 2011 were 656,047 million yen and 925 million yen, and at March 31, 2012 were 749,636 million yen and 1,066 million yen, respectively. During the fiscal year ended March 31, 2011 and 2012, charge-offs on housing loans in the banking business and changes in the allowance for credit losses, which took into consideration the impact of the Great East Japan Earthquake discussed in Note 18, were not significant.

In addition, the balance of housing loans placed on nonaccrual status or past due status were not significant at March 31, 2011 and 2012. A subsidiary in the banking business assesses the nonaccrual status based on the aforementioned classification, and may resume the accrual of the interest on the housing loan if the classification of the housing loan is changed.

(2)	Deposits from customers in the banking business:

All deposits from customers in the banking business within the Financial Services segment are interest bearing deposits. At March 31, 2011 and 2012, the balances of time deposits issued in amounts of 10 million yen or more were 247,799 million yen and 374,665 million yen, respectively. These amounts have been classified as current liabilities due to the ability of the customers to make withdrawals prior to maturity.

At March 31, 2012, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2014	32,531
2015	11,421
2016	9,064
2017	3,946
2018	2,104
Later years	33,721

Total	92,787